Defined Contribution Plan - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Minimum [Member]
Defined contribution plan maximum annual contributions per employee percent	1.00%
Maximum [Member]
Defined contribution plan maximum annual contributions per employee percent	100.00%